VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST SERIES
           VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST SERIES
                   VAN KAMPEN EQUITY OPPORTUNITY TRUST SERIES
                       VAN KAMPEN FOCUS PORTFOLIOS SERIES
                 VAN KAMPEN MERRITT UTILITY INCOME TRUST SERIES
             VAN KAMPEN AMERICAN CAPITAL UTILITY INCOME TRUST SERIES

                          SUPPLEMENT TO THE PROSPECTUS

         Effective April 23, 2001, The Bank of New York became the Evaluator for each Trust in place of Van Kampen Investment Advisory Corp. Van Kampen Funds Inc. will continue to provide price dissemination and pricing oversight duties for each Trust.


Supplement Dated:  April 23, 2001